Group Information - Summary of Information about Entity with Significant Influence Over Group (Details) - BioNTech - Medine GmbH	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Mainz
Ownership of ordinary shares in BioNTech	18.38%	21.57%